Note 11 - Equity Unit Issuance and ATM Program (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 10, 2016	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014	Aug. 24, 2015
General partner units issued (units)		2,100,900		1,900,515
General partner’s ownership interest		2.00%		2.00%	2.00%
Common units issued (units)	6,300,000	102,981,495		93,478,326
Common Stock, Call or Exercise Features	825000
Price per unit (dollars per unit)	$ 47.13
Proceeds from Issuance of Common Limited Partners Units		$ 364		$ 95	$ 1,449
Equity Instrument Regulatory Filing Date		Jun. 25, 2014
Units issued in equity offering (units)		6,300,000	[1]		2,100,000
Equity offering under ATM Program, net of issuance costs		$ 71		99	$ 1,478
Common
Proceeds from Issuance of Common Limited Partners Units	$ 293
Units issued in equity offering (units)		6,300,000	[1]		2,100,000
Equity offering under ATM Program, net of issuance costs		$ 71		95	$ 1,449
Limited Partner Units, Public
Limited Partners' Capital Account, Units Outstanding		68,926,453
Limited Partner Units, Affiliate
Limited Partners' Capital Account, Units Outstanding		34,055,042
General Partner
Units issued in equity offering (units)		0	[1]		0
Equity offering under ATM Program, net of issuance costs		$ 0		4	$ 29
Subordinated
Units issued in equity offering (units)		0	[1]		0
Equity offering under ATM Program, net of issuance costs		$ 0		$ 0	$ 0
2014ATMProgram
Common Units Aggregate Value		$ 200
Units issued in equity offering (units)				819,513
Common Unit, Issued					199,400
Equity offering under ATM Program, net of issuance costs				$ 46
Proceeds from Sale of Interest in Partnership Unit					$ 14
2015ATMProgram
Common Units Aggregate Value						$ 750
Units issued in equity offering (units)		1,492,637
Common Unit, Issued				1,093,483
Equity offering under ATM Program, net of issuance costs		$ 72
Proceeds from Sale of Interest in Partnership Unit				$ 57
Affiliated Entity
Limited partnership, ownership interest		34.00%
General Partner | General Partner
General partner units issued (units)		2,100,900

[1]	In June 2016, we issued common units representing limited partner interests in a registered public offering, including the over-allotment option exercised by the underwriter for the purchase of common units.